Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2014
Warrants and Rights Note Disclosure [Abstract]
Schedule Of Change In The Fair Value Of The Warrants Liability
 The change in the fair value of the warrants liability during the year ended December 31, 2014 is as follows (amounts in thousands):

				Subordinated
				Term Loan
	Common	Preferred		Warrants (see)	Total Warrant
	Warrant	Warrant	JFC Warrant	Note 12)	Liability
Warrant liability at December 31, 2013	$4,081	$1,997	$54	$241	$6,373
Warrants amended in connection with refinancing	0	0	0	72	72
Warrant exercise	0	0	(44)	0	(44)
Change in fair value of warrants	(3,331)	(1,223)	(10)	(288)	(4,852)
Termination of Common and Preferred Warrants	(750)	(774)	0	0	(1,524)
Warrant liability at December 31, 2014	$0	$0	$0	$25	$25